07049325

RECD S.E.C.
MAR 2 7 2007
1086

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CIC
354964

1-8198

CERTNYS

NYSE Group

March 27, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC FINANCE CORPORATION, Floating Rate Notes due March 12, 2010 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 27, 2007. Tentative listing date – March 28, 2007.

Sincerely,

Paras Madho

PROCESSED
APR 0 2 2007
THOMSON
FINANCIAL
B

END